Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

PROSPECTUS

August 31, 2001

INSTITUTIONAL SHARES

A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar-weighted average maturity of less than three years.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 8

What do Shares Cost? 9

How is the Fund Sold? 10

How to Purchase Shares 10

How to Redeem Shares 12

Account and Share Information 14

Who Manages the Fund? 16

Financial Information 17

Report of Ernst & Young LLP, Independent Auditors 38

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. The Fund's dollar-weighted average portfolio maturity will be less than three years. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Other risk factors associated with an investment in the Fund include sector risk and liquidity risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value (NAV).

The Fund's Institutional Shares total return for the six-month period from January 1, 2001 to June 30, 2001 was 3.45%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 3.08% (quarter ended March 31, 1995). Its lowest quarterly return was (0.59)% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Lehman Brothers 1-Year Municipal Index ("LB1YRMI") and Lehman Brothers 3-Year Municipal Index ("LB3YRMI"), broad-based market indexes. Total returns for the indexes shown do not reflect sales charge, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	LB1YRMI	LB3YRMI
1 Year	5.10%	5.35%	6.23%
5 Years	3.98%	4.40%	4.65%
10 Years	4.44%	NA1	5.55%

1 The LB1YRMI began performance on July 1, 1993.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reductions)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[1]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.87%
Total Waivers of Fund Expenses	0.40%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	0.47%

1 Pursuant to the investment advisory contract, the Adviser waived a portion of the Management Fee. The Management Fee paid by the Fund (after the contractual waiver) was 0.25% for the fiscal year ended June 30, 2001. Shareholders must approve any change to the contractual waiver.

2 The Shareholder Services Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the fiscal year ended June 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses (after waivers and reductions) as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 48

3 Years	$151

5 Years	$263

10 Years	$591

What are the Fund's Investment Strategies?

The Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. The tax exempt securities in which the Fund invests are investment grade at the time of purchase. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.

The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the AMT, which may offer higher returns.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the Fund may invest.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

The Fund attempts to manage credit risk by purchasing investment grade securities.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.

For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 38.

Year Ended June 30	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$10.03	$10.20	$10.29	$10.26	$10.24
Income From Investment Operations:
Net investment income	0.44	0.43	0.44	0.44	0.44
Net realized and unrealized gain (loss) on Investments and futures contracts	0.24	(0.17)	(0.09)	0.03	0.02

TOTAL FROM INVESTMENT OPERATIONS	0.68	0.26	0.35	0.47	0.46

Less Distributions:
Distributions from net investment income	(0.44)	(0.43)	(0.44)	(0.44)	(0.44)

Net Asset Value, End of Period	$10.27	$10.03	$10.20	$10.29	$10.26

Total Return[2]	6.90%	2.65%	3.39%	4.68%	4.59%

Ratios to Average Net Assets:

Expenses	0.47%	0.47%	0.47%	0.47%	0.46%

Net investment income	4.32%	4.29%	4.21%	4.28%	4.30%

Expense waiver/reimbursement[3]	0.40%	0.37%	0.37%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$167,025	$172,051	$202,226	$184,903	$210,169

Portfolio turnover	58%	31%	19%	33%	50%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2001

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--96.9%[2]
	Alabama--5.4%
$1,428,501	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		$1,460,943
4,000,000	Huntsville, AL, UT GO Warrants, 5.375%, 12/1/2003	NR		4,014,280
1,275,000	Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group), 7/1/2006	AAA		1,366,647
1,190,000	Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds, (Series 2000A) 5.50% (Coffee Health Group), 7/1/2005	AAA		1,267,469
2,000,000	Mobile, AL IDB, (Series 1994 A) 4.00% TOBs (International Paper Co.), Mandatory Tender 12/1/2001	BBB		2,007,120

	TOTAL			10,116,459

	Alaska--2.4%
3,000,000	Alaska State Housing Finance Corp., State Capital Project Revenue Bonds, (Series 2001A) 5.00%, 12/1/2006	AAA		3,156,060
1,260,000	Anchorage, AK, UT GO Bonds, (Series B) 5.00% (FGIC INS), 12/1/2003	AAA		1,313,777

	TOTAL			4,469,837

	Arizona--2.8%
2,000,000	Arizona State Transportation Board, Grant Anticipation Notes (Series 2001A), 5.25%, 1/1/2007	AAA		2,127,020
3,000,000	Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2000), 5.00% (Maricopa County Regional Area Road Fund), 7/1/2003	AA		3,107,340

	TOTAL			5,234,360

	Arkansas--0.6%
1,050,000	Arkansas Development Finance Authority, SFM Revenue Bonds (Series 1997A-R), 6.50% (MBIA INS), 2/1/2011	AAA		1,070,391

	Colorado--1.5%
700,000	Colorado HFA, SFM Revenue Bond (Series C-1), 7.65%, 12/1/2025	Aa2		752,675
322,000	Colorado HFA, SFM Program Senior Bonds (Series 1998C-2), 4.50%, 11/1/2005	Aa2		325,829
170,000	Colorado HFA, SFM Program Subordinate Bonds (Series 1998B), 4.625%, 11/1/2005	A1		171,561
500,000	Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.50% (Parkview Medical Center), 9/1/2002	Baa1		503,550
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Colorado--continued
$640,000	Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 5.00% (Parkview Medical Center), 9/1/2004	Baa1		$649,888
500,000	Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.75% (Parkview Medical Center), 9/1/2003	Baa1		505,935

	TOTAL			2,909,438

	District of Columbia--0.6%
1,200,000	District of Columbia, Revenue Bonds (Series 1999), 5.30% TOBs (819 7th Street, LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2004	A		1,220,688

	Florida--2.0%
1,175,000	Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds (Series 2), 4.75% (MBIA INS), 7/1/2019	AAA		1,190,052
500,000	Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL) 5/15/2005	BBB-		501,485
1,885,000	Miami-Dade County, FL School District, COPS, (Series A), 5.25%, 10/1/2006	AAA		2,014,462

	TOTAL			3,705,999

	Hawaii--2.7%
5,000,000	Hawaii State, UT GO Bonds (Series CN), 6.25% (FGIC INS), 3/1/2002	AAA		5,118,750

	Illinois--6.9%
1,585,000	Broadview, IL, Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	BBB		1,586,395
920,000	Chicago, IL SFM Revenue Bonds, (Series A-1), 4.85% (GNMA COL), 3/1/2015	Aaa		939,062
1,030,000	Illinois Health Facilities Authority, Revenue Bonds (Series 1998), 5.25% (Centegra Health System), 9/1/2003	A-		1,048,200
1,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 4.80% (Advocate Health Care Network)/(Original Issue Yield: 4.90%), 8/15/2002	AA		1,014,810
2,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Advocate Health Care Network), 8/15/2003	AA		2,048,740
1,000,000	Illinois State, UT GO Bonds (First Series of December 2000), 5.50%, 12/1/2004	AA		1,063,780
2,000,000	Illinois State, UT GO Bonds (Series 2000), 5.25%, 8/1/2003	AA		2,083,180
3,050,000	Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50%, 12/30/2007	AAA		3,306,963

	TOTAL			13,091,130

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Indiana--3.1%
$1,000,000	Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	A-		$1,001,060
3,900,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 4.75% (Clarian Health Partners, Inc.)/(Original Issue Yield: 4.85%), 2/15/2002	AA		3,940,287
950,000	Indiana State HFA, SFM Revenue Bonds, Series C-3, 4.75%, 1/1/2029	Aaa		966,511

	TOTAL			5,907,858

	Kansas--1.7%
705,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 4.70% (GNMA COL), 12/1/2008	Aaa		712,367
1,820,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, MBS Program, (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	Aaa		1,860,950
560,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-2), 4.90% (GNMA COL), 6/1/2016	Aaa		571,592

	TOTAL			3,144,909

	Louisiana--8.1%
1,000,000	Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB-		1,013,250
2,200,000	Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co. Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	A3		2,344,914
1,955,000	Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana Pacific Corporation Project)/(Hibernia National Bank LOC), 5/1/2004	A3		1,990,698
2,710,000	Louisiana PFA, Health & Education Capital Facilities Revenue Bonds (Series A), 5.00% TOBs (AMBAC INS), Mandatory Tender 6/1/2002	AAA		2,747,723
2,000,000	Louisiana State Energy & Power Authority, Refunding Revenue Bonds (Series 2000), 5.25% (Rodemacher Unit No. 2 Project), 1/1/2003	AAA		2,062,020
1,500,000	Louisiana State Offshore Term Authority, Deepwater Port Refunding Revenue Bonds (Series 1992B), 6.00% (Loop, Inc.), 9/1/2001	A		1,507,845
2,500,000	St. Charles Parish, LA, PCR Refunding Bonds (Series 1999-C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-		2,557,850
1,000,000	St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2002	BBB-		1,005,610

	TOTAL			15,229,910

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Massachusetts--3.0%
$3,000,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series A), 5.25%, 1/1/2008	AA-		$3,199,650
2,495,000	Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB		2,469,526

	TOTAL			5,669,176

	Michigan--4.3%
2,500,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2007	AAA		2,677,700
1,100,000	Michigan State Building Authority, State Police Communications Revenue Bonds, 5.25%, 10/1/2007	AA+		1,175,988
1,005,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A), 4.70% (Hackley Hospital Obligated Group), 5/1/2004	A3		998,015
1,265,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2003	AA-		1,317,396
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2004	AA-		1,048,640
820,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	A1		825,223

	TOTAL			8,042,962

	Mississippi--0.3%
305,000	Mississippi Home Corp., SFM Revenue Bonds (Series 1998A-4), 5.125% (GNMA COL), 12/1/2017	Aaa		307,553
325,000	Mississippi Home Corp., SFM Bonds (Series 1998A), 5.25% (GNMA COL), 12/1/2018	Aaa		327,519

	TOTAL			635,072

	Missouri--2.7%
1,500,000	Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2005	AA		1,584,915
1,500,000	Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2006	AA		1,596,270
2,000,000	Springfield, MO State Highway Improvement Corp., Transportation Revenue Bonds (Series 1997), 5.25% (AMBAC INS), 8/1/2001	AAA		2,004,640

	TOTAL			5,185,825

	New Hampshire--0.8%
1,500,000	Claremont, NH, 5.25% TANs, 12/28/2001	NR		1,516,635

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	New Jersey--1.1%
$2,000,000	Cumberland County, NJ Utilities Authority, Project Notes, (Series 2000), 5.375%, 1/1/2002	NR		$2,025,320

	New Mexico--0.7%
1,245,000	Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds (Series 1996), 5.00%, 6/1/2003	A		1,271,245

	New York--6.0%
4,000,000	New York City, NY, UT GO Bonds (Series 1991B), 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A		4,156,960
1,000,000	New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	A		1,054,310
1,000,000	New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	A		1,053,260
2,785,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	Aa1		2,787,618
1,000,000	New York State Thruway Authority, Highway and Bridge Transportation Fund Revenue Bd., Series B-1, 5.50% (MBIA INS), 4/1/2004	AAA		1,057,300
1,185,000	Niagara Falls, NY City School District, COPS (Series 1998), 5.625%, 6/15/2003	BBB-		1,233,561

	TOTAL			11,343,009

	North Carolina--2.1%
2,000,000	North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB		2,029,340
1,980,000	North Carolina HFA, SFM Revenue Bonds (Series 1997TT), 4.90%, 9/1/2024	AA		2,001,265

	TOTAL			4,030,605

	Ohio--5.9%
1,170,000	Franklin County, OH, Revenue Refunding Bonds, 4.35% (Capitol South Community Urban Redevelopment Corp.), 6/1/2003	NR		1,177,511
3,000,000	Hamilton County, OH, Local Cooling Facilities Revenue Bonds (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+		2,980,170
1,750,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998), 4.30% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA		1,772,732
770,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA COL), 3/1/2015	Aaa		786,355
1,830,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.60% (GNMA COL), 9/1/2026	AAA		1,860,543
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Ohio--continued
$1,500,000	Ohio State Water Development Authority, Refunding Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BB-		$1,503,255
1,000,000	University of Cincinnati, OH, General Receipts Revenue Bonds (Series A), 5.50%, 6/1/2006	AAA		1,074,470

	TOTAL			11,155,036

	Oklahoma--3.2%
3,715,000	Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2), 6.25% (GNMA COL), 9/1/2029	Aaa		3,936,600
2,000,000	Tulsa, OK Municipal Airport, Transportation Refunding Revenue Bonds (Series 2000A), 5.80% TOBs (American Airlines, Inc.), Mandatory Tender 12/1/2004	BBB-		2,042,740

	TOTAL			5,979,340

	Oregon--1.1%
1,000,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA		1,032,360
1,000,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA		1,036,200

	TOTAL			2,068,560

	Pennsylvania--8.5%
5,000,000	Montgomery County, PA IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+		5,156,450
1,500,000	Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-		1,530,990
200,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A+		210,390
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+		1,053,650
1,250,000	Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50%, 6/1/2006	AAA		1,345,413
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50%, 6/1/2007	AAA		1,081,380
2,000,000	Pennsylvania State University, Revenue Refunding Bonds, 5.00%, 3/1/2004	AA-		2,050,980
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Pennsylvania--continued
$2,743,322	Philadelphia, PA Municipal Authority, Equipment Revenue Bonds (Series 1997A), 5.297% (Philadelphia, PA Gas Works)/(AMBAC INS), 10/1/2004	AAA		$2,880,241
825,000	Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BBB-		856,127

	TOTAL			16,165,621

	Tennessee--3.4%
1,995,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA		2,061,573
2,085,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA		2,153,325
2,180,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2007	AA		2,242,719

	TOTAL			6,457,617

	Texas--7.3%
5,000,000	Alliance Airport Authority Inc., TX, Special Facilities Revenue Bonds, 7.50% (American Airlines, Inc.)/(Original Issue Yield: 8.00%), 12/1/2029	BBB-		5,109,900
3,000,000	Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2006	BBB		2,997,330
1,000,000	Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB		1,020,570
1,500,000	Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 5.25% (Memorial Hospital System), 6/1/2002	AAA		1,533,360
2,070,000	Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds (Series 1997), 4.95% (United States Treasury GTD), 5/1/2021	AAA		2,155,429
1,000,000	Matagorda County, TX Navigation District Number One, PCR Refunding Bonds (Series 1999A), 4.90% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2001	BBB+		1,002,900

	TOTAL			13,819,489

	Utah--0.9%
1,650,000	Alpine, UT School District, UT GO Bonds 5.25%, 3/15/2006	Aaa		1,751,854

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Washington--6.0%
$1,155,000	Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2005	AAA		$1,220,627
2,065,000	Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2006	AAA		2,198,998
1,310,000	Spokane, WA, Refunding UT GO Bonds, 5.50%, 12/15/2007	AAA		1,418,180
1,680,000	Tacoma, WA, Solid Waste Utility Revenue Refunding Bonds (Series 1997B), 5.50% (AMBAC INS), 12/1/2002	AAA		1,738,296
2,500,000	Washington State Public Power Supply System, Nuclear Project No. 2 Revenue Refunding Bond, (Series 1997B), 5.50% (Energy Northwest), 7/1/2003	AA-		2,607,125
2,000,000	Washington State, Motor Vehicle Fuel Tax UT GO Bonds (Series 2001D), 5.00%, 1/1/2008	AA+		2,094,320

	TOTAL			11,277,546

	Wisconsin--1.8%
3,335,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Series 1997), 4.70% (Marshfield Clinic, WI)/(MBIA INS)/(Original Issue Yield: 4.85%), 2/15/2002	AAA		3,375,520

	TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $180,556,115)			182,990,161

	SHORT-TERM MUNICIPAL SECURITIES--5.3%
	Georgia--0.3%
500,000	Burke County, GA Development Authority, PCR Bonds (Series 1994) Daily VRDNs (Georgia Power Co.)	A-1		500,000

	Indiana--1.4%
2,700,000	Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(Chase Manhattan Bank, New York LIQ)	A-1+		2,700,000

	Pennsylvania--0.5%
1,000,000	South Fork Municipal Authority, PA, (Series A) Daily VRDNs (Conemaugh Health System)/(MBIA INS)/(Credit Suisse First Boston LIQ)	A-1+		1,000,000

	Texas--2.2%
1,000,000	Brazos River Authority, TX, (Series 1996C) Daily VRDNs (Texas Utilities Electric Co.)/(AMBAC INS)/(Bank of New York LIQ)	A-1+		1,000,000
500,000	Harris County, TX HFDC, (Series 1997A) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	AA		500,000
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL SECURITIES--continued
	Texas--continued
$1,700,000	North Central Texas HFDC, (Series D) Daily VRDNs (Presbyterian Medical Center)/(MBIA INS)/(Nationsbank of Texas, N.A. SA)	A-1+		$1,700,000
1,000,000	Sabine River Authority, TX, PCR Bonds (Series B) Daily VRDNs (Texas Utilities Electric Co.)/(UBS AG LOC)	A-1+		1,000,000

	TOTAL			4,200,000

	Virginia--0.9%
1,700,000	Virginia Peninsula Port Authority Daily VRDNs (Kinyo Virginia, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-1		1,700,000

	TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $10,100,000)			10,100,000

	TOTAL INVESTMENTS (IDENTIFIED COST $190,656,115)[3]			$193,090,161

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to the AMT represent 20.0% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 The cost of investments for federal tax purposes amounts to $190,656,115. The net unrealized appreciation of investments on a federal tax basis amounts to $2,434,046 which is comprised of $2,619,225 appreciation and $185,179 depreciation at June 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($188,876,213) at June 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPS	--Certificates of Participation
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PFA	--Public Facility Authority
SA	--Support Agreement
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2001

Assets:
Total investments in securities, at value (identified cost $190,656,115)		$193,090,161
Cash		69,773
Income receivable		2,761,362
Receivable for investments sold		290,000
Receivable for shares sold		160,501

TOTAL ASSETS		196,371,797

Liabilities:
Payable for investments purchased	$5,774,837
Payable for shares redeemed	1,344,649
Income distribution payable	355,594
Accrued expenses	20,504

TOTAL LIABILITIES		7,495,584

Net assets for 18,396,631 shares outstanding		$188,876,213

Net Assets Consist of:
Paid in capital		$191,565,004
Net unrealized appreciation of investments		2,434,046
Net operating loss		(5,122,837)

TOTAL NET ASSETS		$188,876,213

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$167,025,141 ÷ 16,268,370 shares outstanding		$10.27

Institutional Service Shares:
$21,851,072 ÷ 2,128,261 shares outstanding		$10.27

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2001

Investment Income:
Interest			$8,752,179

Expenses:
Investment adviser fee		$730,537
Administrative personnel and services fee		155,001
Custodian fees		14,564
Transfer and dividend disbursing agent fees and expenses		57,587
Directors'/Trustees' fees		11,288
Auditing fees		11,363
Legal fees		4,142
Portfolio accounting fees		71,157
Distribution services fee--Institutional Service Shares		38,923
Shareholder services fee--Institutional Shares		417,663
Shareholder services fee--Institutional Service Shares		38,923
Share registration costs		37,620
Printing and postage		23,513
Insurance premiums		1,508
Miscellaneous		7,034

TOTAL EXPENSES		1,620,823

Waivers:
Waiver of investment adviser fee	$(265,839)
Waiver of distribution services fee--Institutional Service Shares	(38,207)
Waiver of shareholder services fee--Institutional Shares	(417,663)
Waiver of shareholder services fee--Institutional Service Shares	(717)

TOTAL WAIVERS		(722,426)

Net expenses			898,397

Net investment income			7,853,782

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			59,955
Net realized loss on futures contracts			(291,184)
Net change in unrealized depreciation of investments and futures contracts			4,390,033

Net realized and unrealized gain on investments and futures contracts			4,158,804

Change in net assets resulting from operations			$12,012,586

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,853,782	$8,919,954
Net realized loss on investments and futures contracts	(231,229)	(691,348)
Net change in unrealized depreciation of investments and futures contracts	4,390,033	(2,742,133)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,012,586	5,486,473

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,218,656)	(8,158,890)
Institutional Service Shares	(635,126)	(761,064)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,853,782)	(8,919,954)

Share Transactions:
Proceeds from sale of shares	63,282,565	64,398,153
Net asset value of shares issued to shareholders in payment of distributions declared	3,391,329	3,915,035
Cost of shares redeemed	(68,289,537)	(102,539,677)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,615,643)	(34,226,489)

Change in net assets	2,543,161	(37,659,970)

Net Assets:
Beginning of period	186,333,052	223,993,022

End of period	$188,876,213	$186,333,052

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2001

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing short and long-term market discounts on debt securities effective July 1, 2001. Prior to this date, the Fund did not amortize discounts on short and long-term debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassification has been made to the financial statements.

Increase (Decrease)
Paid in Capital	Net Operating Loss
$(25,216)	$25,216

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $5,122,837 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$1,189,491

2004	2,597,123

2005	170,193

2008	541,582

2009	624,448

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended June 30, 2001, the Fund had realized losses on futures contracts of $291,184.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2001, the Fund had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended June 30	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,006,638	$40,727,511	5,958,081	$60,203,652
Shares issued to shareholders in payment of distributions declared	295,132	2,999,450	340,221	3,431,156
Shares redeemed	(5,178,752)	(52,577,699)	(8,987,138)	(90,695,806)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(876,982)	$(8,850,738)	(2,688,836)	$(27,060,998)

Year Ended June 30	2001		2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,219,082	$22,555,054	414,521	$4,194,501
Shares issued to shareholders in payment of distributions declared	38,544	391,879	47,973	483,879
Shares redeemed	(1,552,641)	(15,711,838)	(1,174,199)	(11,843,871)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	704,985	$7,235,095	(711,705)	$(7,165,491)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(171,997)	$(1,615,643)	(3,400,541)	$(34,226,489)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will reimburse, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended June 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $94,490,000 and $133,696,080 respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2001, were as follows:

Purchases	$105,472,187

Sales	$102,917,332

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term Municipal Trust (the "Fund"), as of June 30, 2001, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended June 30, 1999 were audited by other auditors whose report, dated August 27, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust at June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
August 16, 2001

A Statement of Additional Information (SAI) dated August 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Cusip 313907107

8072507A-IS (8/01)

**

Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

PROSPECTUS

August 31, 2001

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar-weighted average maturity of less than three years.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 8

What do Shares Cost? 9

How is the Fund Sold? 10

How to Purchase Shares 11

How to Redeem Shares 12

Account and Share Information 15

Who Manages the Fund? 16

Financial Information 17

Report of Ernst & Young LLP, Independent Auditors 38

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. The Fund's dollar-weighted average portfolio maturity will be less than three years. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Other risk factors associated with an investment in the Fund include sector risk and liquidity risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value (NAV).

The Fund's Institutional Service Shares total return for the six-month period from January 1, 2001 to June 30, 2001 was 3.32%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 3.02% (quarter ended March 31, 1995). Its lowest quarterly return was (0.65)% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ending December 31, 2000. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Lehman Brothers 1 Year Municipal Index ("LB1YRMI") and Lehman Brothers 3-Year Municipal Index ("LB3YRMI"), broad based market indexes. Total returns for the indexes shown do not reflect sales charge, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	LB1YRMI	LB3YRMI
1 Year	4.84%	5.35%	6.23%
5 Years	3.72%	4.40%	4.65%
Start of Performance[1]	3.73%	4.34%	4.67%

1 The Fund's Institutional Service Shares start of performance date was September 1, 1993.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reductions)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.12%

1 As a result of contractual obligations and voluntary waivers, the Adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Services Shares actually paid for the fiscal year ended June 30, 2001.

Total Waivers of Fund Expenses	0.40%
Total Actual Annual Fund Operating Expenses (after waivers)	0.72%

2 Pursuant to the investment advisory contract, the Adviser waived a portion of the Management Fee. The Management Fee paid by the Fund's Institutional Service Shares (after the contractual waiver) was 0.25% for the fiscal year ended June 30, 2001. Shareholders must approve any change to the contractual waiver.

3 The distributor voluntarily reduced the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.00% for the fiscal year ended June 30, 2001.

4 The shareholder services provider has voluntarily waived a portion of the Shareholder Services Fee. The shareholder services provider can terminate this voluntary waiver at any time. The Shareholder Services Fee actually paid (after the voluntary waiver) was 0.25% for the fiscal year ended June 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses (after waivers and reductions) as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$74

3 Years	$230

5 Years	$401

10 Years	$894

What are the Fund's Investment Strategies?

The Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. The tax exempt securities in which the Fund invests are investment grade at the time of purchase. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.

The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U. S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the AMT, which may offer higher returns.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the Fund may invest.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Municipal Mortgage Backed Securities

Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

The Fund attempts to manage credit risk by purchasing investment grade securities.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.

For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.

Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mary Jo Ochson

Mary Jo Ochson has been the Fund's Portfolio Manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses exceed 0.45% of its average daily net assets.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 38.

Year Ended June 30	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$10.03	$10.20	$10.29	$10.26	$10.24
Income From Investment Operations:
Net investment income	0.41	0.41	0.41	0.42	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.24	(0.17)	(0.09)	0.03	0.02

TOTAL FROM INVESTMENT OPERATIONS	0.65	0.24	0.32	0.45	0.44

Less Distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.41)	(0.42)	(0.42)

Net Asset Value, End of Period	$10.27	$10.03	$10.20	$10.29	$10.26

Total Return[2]	6.64%	2.39%	3.13%	4.41%	4.33%

Ratios to Average Net Assets:

Expenses	0.72%	0.72%	0.72%	0.72%	0.71%

Net investment income	4.08%	4.03%	3.97%	4.05%	4.05%

Expense waiver/reimbursement[3]	0.40%	0.37%	0.37%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$21,851	$14,282	$21,767	$11,367	$6,758

Portfolio turnover	58%	31%	19%	33%	50%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2001

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--96.9%[2]
	Alabama--5.4%
$1,428,501	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		$1,460,943
4,000,000	Huntsville, AL, UT GO Warrants, 5.375%, 12/1/2003	NR		4,014,280
1,275,000	Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group), 7/1/2006	AAA		1,366,647
1,190,000	Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds, (Series 2000A) 5.50% (Coffee Health Group), 7/1/2005	AAA		1,267,469
2,000,000	Mobile, AL IDB, (Series 1994 A) 4.00% TOBs (International Paper Co.), Mandatory Tender 12/1/2001	BBB		2,007,120

	TOTAL			10,116,459

	Alaska--2.4%
3,000,000	Alaska State Housing Finance Corp., State Capital Project Revenue Bonds, (Series 2001A) 5.00%, 12/1/2006	AAA		3,156,060
1,260,000	Anchorage, AK, UT GO Bonds, (Series B) 5.00% (FGIC INS), 12/1/2003	AAA		1,313,777

	TOTAL			4,469,837

	Arizona--2.8%
2,000,000	Arizona State Transportation Board, Grant Anticipation Notes (Series 2001A), 5.25%, 1/1/2007	AAA		2,127,020
3,000,000	Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2000), 5.00% (Maricopa County Regional Area Road Fund), 7/1/2003	AA		3,107,340

	TOTAL			5,234,360

	Arkansas--0.6%
1,050,000	Arkansas Development Finance Authority, SFM Revenue Bonds (Series 1997A-R), 6.50% (MBIA INS), 2/1/2011	AAA		1,070,391

	Colorado--1.5%
700,000	Colorado HFA, SFM Revenue Bond (Series C-1), 7.65%, 12/1/2025	Aa2		752,675
322,000	Colorado HFA, SFM Program Senior Bonds (Series 1998C-2), 4.50%, 11/1/2005	Aa2		325,829
170,000	Colorado HFA, SFM Program Subordinate Bonds (Series 1998B), 4.625%, 11/1/2005	A1		171,561
500,000	Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.50% (Parkview Medical Center), 9/1/2002	Baa1		503,550
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Colorado--continued
$640,000	Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 5.00% (Parkview Medical Center), 9/1/2004	Baa1		$649,888
500,000	Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.75% (Parkview Medical Center), 9/1/2003	Baa1		505,935

	TOTAL			2,909,438

	District of Columbia--0.6%
1,200,000	District of Columbia, Revenue Bonds (Series 1999), 5.30% TOBs (819 7th Street, LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2004	A		1,220,688

	Florida--2.0%
1,175,000	Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds (Series 2), 4.75% (MBIA INS), 7/1/2019	AAA		1,190,052
500,000	Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL) 5/15/2005	BBB-		501,485
1,885,000	Miami-Dade County, FL School District, COPS, (Series A), 5.25%, 10/1/2006	AAA		2,014,462

	TOTAL			3,705,999

	Hawaii--2.7%
5,000,000	Hawaii State, UT GO Bonds (Series CN), 6.25% (FGIC INS), 3/1/2002	AAA		5,118,750

	Illinois--6.9%
1,585,000	Broadview, IL, Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	BBB		1,586,395
920,000	Chicago, IL SFM Revenue Bonds, (Series A-1), 4.85% (GNMA COL), 3/1/2015	Aaa		939,062
1,030,000	Illinois Health Facilities Authority, Revenue Bonds (Series 1998), 5.25% (Centegra Health System), 9/1/2003	A-		1,048,200
1,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 4.80% (Advocate Health Care Network)/(Original Issue Yield: 4.90%), 8/15/2002	AA		1,014,810
2,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Advocate Health Care Network), 8/15/2003	AA		2,048,740
1,000,000	Illinois State, UT GO Bonds (First Series of December 2000), 5.50%, 12/1/2004	AA		1,063,780
2,000,000	Illinois State, UT GO Bonds (Series 2000), 5.25%, 8/1/2003	AA		2,083,180
3,050,000	Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50%, 12/30/2007	AAA		3,306,963

	TOTAL			13,091,130

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Indiana--3.1%
$1,000,000	Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	A-		$1,001,060
3,900,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 4.75% (Clarian Health Partners, Inc.)/(Original Issue Yield: 4.85%), 2/15/2002	AA		3,940,287
950,000	Indiana State HFA, SFM Revenue Bonds, Series C-3, 4.75%, 1/1/2029	Aaa		966,511

	TOTAL			5,907,858

	Kansas--1.7%
705,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 4.70% (GNMA COL), 12/1/2008	Aaa		712,367
1,820,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, MBS Program, (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	Aaa		1,860,950
560,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-2), 4.90% (GNMA COL), 6/1/2016	Aaa		571,592

	TOTAL			3,144,909

	Louisiana--8.1%
1,000,000	Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB-		1,013,250
2,200,000	Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co. Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	A3		2,344,914
1,955,000	Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana Pacific Corporation Project)/(Hibernia National Bank LOC), 5/1/2004	A3		1,990,698
2,710,000	Louisiana PFA, Health & Education Capital Facilities Revenue Bonds (Series A), 5.00% TOBs (AMBAC INS), Mandatory Tender 6/1/2002	AAA		2,747,723
2,000,000	Louisiana State Energy & Power Authority, Refunding Revenue Bonds (Series 2000), 5.25% (Rodemacher Unit No. 2 Project), 1/1/2003	AAA		2,062,020
1,500,000	Louisiana State Offshore Term Authority, Deepwater Port Refunding Revenue Bonds (Series 1992B), 6.00% (Loop, Inc.), 9/1/2001	A		1,507,845
2,500,000	St. Charles Parish, LA, PCR Refunding Bonds (Series 1999-C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-		2,557,850
1,000,000	St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2002	BBB-		1,005,610

	TOTAL			15,229,910

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Massachusetts--3.0%
$3,000,000	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series A), 5.25%, 1/1/2008	AA-		$3,199,650
2,495,000	Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB		2,469,526

	TOTAL			5,669,176

	Michigan--4.3%
2,500,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2007	AAA		2,677,700
1,100,000	Michigan State Building Authority, State Police Communications Revenue Bonds, 5.25%, 10/1/2007	AA+		1,175,988
1,005,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A), 4.70% (Hackley Hospital Obligated Group), 5/1/2004	A3		998,015
1,265,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2003	AA-		1,317,396
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2004	AA-		1,048,640
820,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	A1		825,223

	TOTAL			8,042,962

	Mississippi--0.3%
305,000	Mississippi Home Corp., SFM Revenue Bonds (Series 1998A-4), 5.125% (GNMA COL), 12/1/2017	Aaa		307,553
325,000	Mississippi Home Corp., SFM Bonds (Series 1998A), 5.25% (GNMA COL), 12/1/2018	Aaa		327,519

	TOTAL			635,072

	Missouri--2.7%
1,500,000	Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2005	AA		1,584,915
1,500,000	Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2006	AA		1,596,270
2,000,000	Springfield, MO State Highway Improvement Corp., Transportation Revenue Bonds (Series 1997), 5.25% (AMBAC INS), 8/1/2001	AAA		2,004,640

	TOTAL			5,185,825

	New Hampshire--0.8%
1,500,000	Claremont, NH, 5.25% TANs, 12/28/2001	NR		1,516,635

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	New Jersey--1.1%
$2,000,000	Cumberland County, NJ Utilities Authority, Project Notes, (Series 2000), 5.375%, 1/1/2002	NR		$2,025,320

	New Mexico--0.7%
1,245,000	Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds (Series 1996), 5.00%, 6/1/2003	A		1,271,245

	New York--6.0%
4,000,000	New York City, NY, UT GO Bonds (Series 1991B), 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A		4,156,960
1,000,000	New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	A		1,054,310
1,000,000	New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	A		1,053,260
2,785,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	Aa1		2,787,618
1,000,000	New York State Thruway Authority, Highway and Bridge Transportation Fund Revenue Bd., Series B-1, 5.50% (MBIA INS), 4/1/2004	AAA		1,057,300
1,185,000	Niagara Falls, NY City School District, COPS (Series 1998), 5.625%, 6/15/2003	BBB-		1,233,561

	TOTAL			11,343,009

	North Carolina--2.1%
2,000,000	North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB		2,029,340
1,980,000	North Carolina HFA, SFM Revenue Bonds (Series 1997TT), 4.90%, 9/1/2024	AA		2,001,265

	TOTAL			4,030,605

	Ohio--5.9%
1,170,000	Franklin County, OH, Revenue Refunding Bonds, 4.35% (Capitol South Community Urban Redevelopment Corp.), 6/1/2003	NR		1,177,511
3,000,000	Hamilton County, OH, Local Cooling Facilities Revenue Bonds (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+		2,980,170
1,750,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998), 4.30% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA		1,772,732
770,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA COL), 3/1/2015	Aaa		786,355
1,830,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.60% (GNMA COL), 9/1/2026	AAA		1,860,543
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Ohio--continued
$1,500,000	Ohio State Water Development Authority, Refunding Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BB-		$1,503,255
1,000,000	University of Cincinnati, OH, General Receipts Revenue Bonds (Series A), 5.50%, 6/1/2006	AAA		1,074,470

	TOTAL			11,155,036

	Oklahoma--3.2%
3,715,000	Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2), 6.25% (GNMA COL), 9/1/2029	Aaa		3,936,600
2,000,000	Tulsa, OK Municipal Airport, Transportation Refunding Revenue Bonds (Series 2000A), 5.80% TOBs (American Airlines, Inc.), Mandatory Tender 12/1/2004	BBB-		2,042,740

	TOTAL			5,979,340

	Oregon--1.1%
1,000,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA		1,032,360
1,000,000	Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA		1,036,200

	TOTAL			2,068,560

	Pennsylvania--8.5%
5,000,000	Montgomery County, PA IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+		5,156,450
1,500,000	Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-		1,530,990
200,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A+		210,390
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+		1,053,650
1,250,000	Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50%, 6/1/2006	AAA		1,345,413
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50%, 6/1/2007	AAA		1,081,380
2,000,000	Pennsylvania State University, Revenue Refunding Bonds, 5.00%, 3/1/2004	AA-		2,050,980
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Pennsylvania--continued
$2,743,322	Philadelphia, PA Municipal Authority, Equipment Revenue Bonds (Series 1997A), 5.297% (Philadelphia, PA Gas Works)/(AMBAC INS), 10/1/2004	AAA		$2,880,241
825,000	Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BBB-		856,127

	TOTAL			16,165,621

	Tennessee--3.4%
1,995,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA		2,061,573
2,085,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA		2,153,325
2,180,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2007	AA		2,242,719

	TOTAL			6,457,617

	Texas--7.3%
5,000,000	Alliance Airport Authority Inc., TX, Special Facilities Revenue Bonds, 7.50% (American Airlines, Inc.)/(Original Issue Yield: 8.00%), 12/1/2029	BBB-		5,109,900
3,000,000	Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2006	BBB		2,997,330
1,000,000	Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB		1,020,570
1,500,000	Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 5.25% (Memorial Hospital System), 6/1/2002	AAA		1,533,360
2,070,000	Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds (Series 1997), 4.95% (United States Treasury GTD), 5/1/2021	AAA		2,155,429
1,000,000	Matagorda County, TX Navigation District Number One, PCR Refunding Bonds (Series 1999A), 4.90% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2001	BBB+		1,002,900

	TOTAL			13,819,489

	Utah--0.9%
1,650,000	Alpine, UT School District, UT GO Bonds 5.25%, 3/15/2006	Aaa		1,751,854

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Washington--6.0%
$1,155,000	Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2005	AAA		$1,220,627
2,065,000	Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50%, 1/1/2006	AAA		2,198,998
1,310,000	Spokane, WA, Refunding UT GO Bonds, 5.50%, 12/15/2007	AAA		1,418,180
1,680,000	Tacoma, WA, Solid Waste Utility Revenue Refunding Bonds (Series 1997B), 5.50% (AMBAC INS), 12/1/2002	AAA		1,738,296
2,500,000	Washington State Public Power Supply System, Nuclear Project No. 2 Revenue Refunding Bond, (Series 1997B), 5.50% (Energy Northwest), 7/1/2003	AA-		2,607,125
2,000,000	Washington State, Motor Vehicle Fuel Tax UT GO Bonds (Series 2001D), 5.00%, 1/1/2008	AA+		2,094,320

	TOTAL			11,277,546

	Wisconsin--1.8%
3,335,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Series 1997), 4.70% (Marshfield Clinic, WI)/(MBIA INS)/(Original Issue Yield: 4.85%), 2/15/2002	AAA		3,375,520

	TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $180,556,115)			182,990,161

	SHORT-TERM MUNICIPAL SECURITIES--5.3%
	Georgia--0.3%
500,000	Burke County, GA Development Authority, PCR Bonds (Series 1994) Daily VRDNs (Georgia Power Co.)	A-1		500,000

	Indiana--1.4%
2,700,000	Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/(Chase Manhattan Bank, New York LIQ)	A-1+		2,700,000

	Pennsylvania--0.5%
1,000,000	South Fork Municipal Authority, PA, (Series A) Daily VRDNs (Conemaugh Health System)/(MBIA INS)/(Credit Suisse First Boston LIQ)	A-1+		1,000,000

	Texas--2.2%
1,000,000	Brazos River Authority, TX, (Series 1996C) Daily VRDNs (Texas Utilities Electric Co.)/(AMBAC INS)/(Bank of New York LIQ)	A-1+		1,000,000
500,000	Harris County, TX HFDC, (Series 1997A) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	AA		500,000
Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPAL SECURITIES--continued
	Texas--continued
$1,700,000	North Central Texas HFDC, (Series D) Daily VRDNs (Presbyterian Medical Center)/(MBIA INS)/(Nationsbank of Texas, N.A. SA)	A-1+		$1,700,000
1,000,000	Sabine River Authority, TX, PCR Bonds (Series B) Daily VRDNs (Texas Utilities Electric Co.)/(UBS AG LOC)	A-1+		1,000,000

	TOTAL			4,200,000

	Virginia--0.9%
1,700,000	Virginia Peninsula Port Authority Daily VRDNs (Kinyo Virginia, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-1		1,700,000

	TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $10,100,000)			10,100,000

	TOTAL INVESTMENTS (IDENTIFIED COST $190,656,115)[3]			$193,090,161

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to the AMT represent 20.0% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 The cost of investments for federal tax purposes amounts to $190,656,115. The net unrealized appreciation of investments on a federal tax basis amounts to $2,434,046 which is comprised of $2,619,225 appreciation and $185,179 depreciation at June 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($188,876,213) at June 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPS	--Certificates of Participation
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PFA	--Public Facility Authority
SA	--Support Agreement
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2001

Assets:
Total investments in securities, at value (identified cost $190,656,115)		$193,090,161
Cash		69,773
Income receivable		2,761,362
Receivable for investments sold		290,000
Receivable for shares sold		160,501

TOTAL ASSETS		196,371,797

Liabilities:
Payable for investments purchased	$5,774,837
Payable for shares redeemed	1,344,649
Income distribution payable	355,594
Accrued expenses	20,504

TOTAL LIABILITIES		7,495,584

Net assets for 18,396,631 shares outstanding		$188,876,213

Net Assets Consist of:
Paid in capital		$191,565,004
Net unrealized appreciation of investments		2,434,046
Net operating loss		(5,122,837)

TOTAL NET ASSETS		$188,876,213

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$167,025,141 ÷ 16,268,370 shares outstanding		$10.27

Institutional Service Shares:
$21,851,072 ÷ 2,128,261 shares outstanding		$10.27

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended June 30, 2001

Investment Income:
Interest			$8,752,179

Expenses:
Investment adviser fee		$730,537
Administrative personnel and services fee		155,001
Custodian fees		14,564
Transfer and dividend disbursing agent fees and expenses		57,587
Directors'/Trustees' fees		11,288
Auditing fees		11,363
Legal fees		4,142
Portfolio accounting fees		71,157
Distribution services fee--Institutional Service Shares		38,923
Shareholder services fee--Institutional Shares		417,663
Shareholder services fee--Institutional Service Shares		38,923
Share registration costs		37,620
Printing and postage		23,513
Insurance premiums		1,508
Miscellaneous		7,034

TOTAL EXPENSES		1,620,823

Waivers:
Waiver of investment adviser fee	$(265,839)
Waiver of distribution services fee--Institutional Service Shares	(38,207)
Waiver of shareholder services fee--Institutional Shares	(417,663)
Waiver of shareholder services fee--Institutional Service Shares	(717)

TOTAL WAIVERS		(722,426)

Net expenses			898,397

Net investment income			7,853,782

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			59,955
Net realized loss on futures contracts			(291,184)
Net change in unrealized depreciation of investments and futures contracts			4,390,033

Net realized and unrealized gain on investments and futures contracts			4,158,804

Change in net assets resulting from operations			$12,012,586

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,853,782	$8,919,954
Net realized loss on investments and futures contracts	(231,229)	(691,348)
Net change in unrealized depreciation of investments and futures contracts	4,390,033	(2,742,133)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,012,586	5,486,473

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,218,656)	(8,158,890)
Institutional Service Shares	(635,126)	(761,064)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,853,782)	(8,919,954)

Share Transactions:
Proceeds from sale of shares	63,282,565	64,398,153
Net asset value of shares issued to shareholders in payment of distributions declared	3,391,329	3,915,035
Cost of shares redeemed	(68,289,537)	(102,539,677)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,615,643)	(34,226,489)

Change in net assets	2,543,161	(37,659,970)

Net Assets:
Beginning of period	186,333,052	223,993,022

End of period	$188,876,213	$186,333,052

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2001

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing short and long-term market discounts on debt securities effective July 1, 2001. Prior to this date, the Fund did not amortize discounts on short and long-term debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassification has been made to the financial statements.

Increase (Decrease)
Paid in Capital	Net Operating Loss
$(25,216)	$25,216

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $5,122,837 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$1,189,491

2004	2,597,123

2005	170,193

2008	541,582

2009	624,448

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended June 30, 2001, the Fund had realized losses on futures contracts of $291,184.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2001, the Fund had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended June 30	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,006,638	$40,727,511	5,958,081	$60,203,652
Shares issued to shareholders in payment of distributions declared	295,132	2,999,450	340,221	3,431,156
Shares redeemed	(5,178,752)	(52,577,699)	(8,987,138)	(90,695,806)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(876,982)	$(8,850,738)	(2,688,836)	$(27,060,998)

Year Ended June 30	2001		2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,219,082	$22,555,054	414,521	$4,194,501
Shares issued to shareholders in payment of distributions declared	38,544	391,879	47,973	483,879
Shares redeemed	(1,552,641)	(15,711,838)	(1,174,199)	(11,843,871)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	704,985	$7,235,095	(711,705)	$(7,165,491)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(171,997)	$(1,615,643)	(3,400,541)	$(34,226,489)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will reimburse to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended June 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $94,490,000 and $133,696,080 respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2001, were as follows:

Purchases	$105,472,187

Sales	$102,917,332

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term Municipal Trust (the "Fund"), as of June 30, 2001, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended June 30, 1999 were audited by other auditors whose report, dated August 27, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust at June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
August 16, 2001

A Statement of Additional Information (SAI) dated August 31, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Cusip 313907206

8072507A-SS (8/01)

**

Federated Short-Term Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

August 31, 2001

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated Short-Term Municipal Trust (Fund), dated August 31, 2001.

Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

8072507B (8/01)

CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What do Shares Cost? 5

How is the Fund Sold? 5

Subaccounting Services 5

Redemption in Kind 6

Massachusetts Partnership Law 6

Account and Share Information 6

Tax Information 6

Who Manages and Provides Services to the Fund? 7

How Does the Fund Measure Performance? 11

Who is Federated Investors, Inc.? 13

Investment Ratings 14

Addresses 17

How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 8, 1981. The Fund changed its name from Short-Term Municipal Trust to Federated Short-Term Municipal Trust on December 15, 1994. The Fund's investment adviser is Federated Investment Management Company (Adviser).

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares.

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

INVERSE FLOATERS

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by individual leases or pools of municipal leases.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

PACS

PACs (planned amortization classes) are a sophisticated form of mortgage backed security issued with a company class. PACs receive principal payments and prepayments at a specified rate. In addition, PACs will receive the companies classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and place. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded over-the-counter (OTC) are frequently referred to as forward contracts.

The Fund may buy and sell interest rate and index financial futures contracts.

Depending upon how the Fund uses futures contracts and the relationships between the market values of a futures contract and the underlying asset, futures contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Asset Coverage

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize loss on futures contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

The Fund may invest up to 100% of its assets in fixed income securities rated BBB or in unrated but comparable securities. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a "AAA"-rated general obligation security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Liquidity Risks

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a futures contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Fundamental Investment Objective and Policies

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

The Fund attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt.

INVESTMENT LIMITATIONS

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then; (a) only in amounts not in excess of 5% of the value of its total assets; or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.) While any such borrowings are outstanding, no net purchases of investment securities will be made by the Fund. If, due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within three business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of the total assets at the time of the borrowing.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Investing in Real Estate

The Fund will not buy or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.

Investing in Commodities

The Fund will not buy or sell commodities or commodity contracts.

Lending

The Fund will not make loans, but may acquire publicly or non- publicly issued municipal securities as permitted by its investment objective, policies and limitations.

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Issuing Senior Securities

The Fund will not issue senior securities, except as permitted by its investment objective and policies.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES ONLY)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of August 2, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Hubco, Regions Financial Corp., P.O. Box 10247, Birmingham, Alabama 35202-0247 (9.88% Institutional Shares); Charles Schwab & Co. Inc., 010 Montgomery Street, San Francisco, California 94104-4122 (19.04% Institutional Shares); DNB Company, Downingtown National Bank, 701 East Lancaster Avenue, Downingtown, Pennsylvania 19335-2739 (33.20% Institutional Service Shares); DAD Assets, Ltd., by DAD Asset Management Co. LLC, 240 Robinson Road, Seagoville, Texas 75159-5435 (10.48% Institutional Service Shares).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name; address; birth date; present position(s) held with the Fund; principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, if applicable; and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of August 2, 2001, the Fund's Board and Officers as a group owned approximately 428,052 (2.55%) of the Fund's outstanding Institutional Shares.

Name Birth Date Address Position With Fund	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN and TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$1,232.19	$128,847.72 for the Fund and 43 other investment companies in the Fund Complex
John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,232.19	$128,847.66 for the Fund and 43 other investment companies in the Fund Complex
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$1,232.19	$126,923.53 for the Fund and 43 other investment companies in the Fund Complex
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,120.02	$115,368.16 for the Fund and 43 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$1,120.02	$117,117.17 for the Fund and 43 other investment companies in the Fund Complex
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,120.02	$117,117.14 for the Fund and 43 other investment companies in the Fund Complex

Name Birth Date Address Position With Fund	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Executive Vice President, DVC Group, Inc.; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$1,232.19	$128,847.66 for the Fund and 43 other investment companies in the Fund Complex
John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,154.65	$117,117.14 for the Fund and 43 other investment companies in the Fund Complex
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$1,120.02	$117,117.17 for the Fund and 43 other investment companies in the Fund Complex
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$1,120.02	$117,117.17 for the Fund and 43 other investment companies in the Fund Complex
J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Fund and 43 other investment companies in the Fund Complex
Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Fund and 37 other investment companies in the Fund Complex
John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex
Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex
Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Fund and 36 other investment companies in the Fund Complex

Name Birth Date Address Position With Fund	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex
William D. Dawson III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Registered Representative, Federated Securities Corp.; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Fund and 25 other investment companies in the Fund Complex
Jeff A. Kozemchak Birth Date: January 15, 1960 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Jeff A. Kozemchak has been the Fund's Portfolio Manager since 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.	$0	$0 for the Fund and 1 other investment companies in the Fund Complex

* An asterisk denotes a Trustee/Director who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

† Mr. Donahue is the father of J. Christopher Donahue, President of the Fund.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Institutional Shares

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses.

Institutional Service Shares

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, extraordinary expenses, shareholder services fees and distribution fees.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended June 30	2001	2000	1999
Advisory Fee Earned	$730,537	$836,101	$844,421

Advisory Fee Reduction	265,839	260,579	260,701

Administrative Fee	155,001	157,491	160,041

12b-1 Fee

Institutional Service Shares	716	--	--

Shareholder Services Fee

Institutional Shares	0	--	--

Institutional Service Shares	38,206	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year or Start of Performance periods ended June 30, 2001.

Yield and Tax-Equivalent Yield are given for the 30-day period ended June 30, 2001.

Share Class	30-Day Period	1 Year	5 Years	10 Years
Institutional Shares
Total Return	--	6.90%	4.43%	4.47%
Yield	3.53%	--	--	--
Tax-Equivalent Yield	5.84%	--	--	--

Share Class	30-Day Period	1 Year	5 Years	Start of Performance on September 1, 1993
Institutional Service Shares
Total Return	--	6.64%	4.17%	3.92%
Yield	3.28%	--	--	--
Tax-Equivalent Yield	5.43%	--	--	--

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 2001 -- Multistate Municipal Fund
Federal Tax Bracket:	15.00%	28.00%	31.00%	36.00%	39.60%
Joint Return	$1-45,200	$45,201-109,250	$109,251-166,450	$166,451-297,300	OVER $297,300

Single Return	$1-27,050	$27,051-65,550	$65,550-136,750	$136,751-297,300	OVER $297,300

Tax Exempt Yield:	Tax Yield Equivalent:
0.50%	0.59%	0.69%	0.72%	0.78%	0.83%
1.00%	1.18%	1.39%	1.45%	1.56%	1.66%
1.50%	1.76%	2.08%	2.17%	2.34%	2.48%
2.00%	2.35%	2.78%	2.90%	3.13%	3.31%
2.50%	2.94%	3.47%	3.62%	3.91%	4.14%
3.00%	3.53%	4.17%	4.35%	4.69%	4.97%
3.50%	4.12%	4.86%	5.07%	5.47%	5.79%
4.00%	4.71%	5.56%	5.80%	6.25%	6.62%
4.50%	5.29%	6.25%	6.52%	7.03%	7.45%
5.00%	5.88%	6.94%	7.25%	7.81%	8.28%
5.50%	6.47%	7.64%	7.97%	8.59%	9.11%
6.00%	7.06%	8.33%	8.70%	9.38%	9.93%
6.50%	7.65%	9.03%	9.42%	10.16%	10.76%
7.00%	8.24%	9.72%	10.14%	10.94%	11.59%
7.50%	8.82%	10.42%	10.87%	11.72%	12.42%
8.00%	9.41%	11.11%	11.59%	12.50%	13.25%
8.50%	10.00%	11.81%	12.32%	13.28%	14.07%
9.00%	10.59%	12.50%	13.04%	14.06%	14.90%
9.50%	11.18%	13.19%	13.77%	14.84%	15.73%
10.00%	11.76%	13.89%	14.49%	15.63%	16.56%
10.50%	12.35%	14.58%	15.22%	16.41%	17.38%
11.00%	12.94%	15.28%	15.94%	17.19%	18.21%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. assumes the reinvestment of all capital gains distributions and income dividends and ranks funds in various fund categories by making comparative calculations using total return. Total return takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "intermediate municipal bond funds" category in advertising and sales literature.

The Lehman Brothers Municipal Index/1-Year

The Lehman Brothers Municipal Index/1-Year is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and mature in at least one, but not more than two years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

The Lehman Brothers Municipal Index/3 Year

The Lehman Brothers Municipal Index/3 Year is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million, and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED SHORT-TERM MUNICIPAL TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

**

Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the 12 Months Ended June 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

PERFORMANCE

For the 12 months ended June 30, 2001, Federated Short-Term Municipal Trust produced a total return of 6.90%1 for the Institutional Shares (IS) and 6.64%1 for the Institutional Service Shares (ISS), as tax-exempt dividend income was enhanced by price appreciation due to falling interest rates. These returns handily exceeded the Lipper Short-Term Municipal Debt Funds average return of 6.05% over the reporting period.2 For the reporting period, the total returns for the IS shares and ISS shares were 1st and 5th out of 33 funds in the Lipper Short-Term Municipal Debt Category. Compared to taxable investments, the fund's one-year returns are equivalent to taxable returns of 9.86% (IS) and 9.43% (ISS) for investors in the highest federal tax bracket. These returns significantly exceeded those of taxable money market funds over the one-year period.

Nevertheless, the fund is managed predominately for tax-exempt income, with the goal of minimal fluctuation of principal value.3 The fund produced income dividends exempt from all Federal regular income taxes of approximately $0.4390 per share (IS) and $0.4135 per share (ISS). These dividends are equivalent to annualized tax-free distribution rates of 4.27% (IS) and 4.03% (ISS). For investors at the highest federal tax bracket, these distributions are comparable to tax-equivalent distribution rates of 7.07% (IS) and 6.67% (ISS).

The fund's 30-day net distribution yield on June 30, 2001, was 4.16% (IS) and 3.91% (ISS). The 30-day SEC yield on June 30, 2001 was 3.53% (IS) and 3.28% (ISS).4 After a period of sharply declining interest rates, the fund's yield is competitive compared to similar maturity and quality municipal bonds that are currently being issued in the market.

1 Past performance is no guarantee of results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

3 Income may be subject to the federal alternative minimum tax and state and local taxes.

Unlike money market funds, which seek to maintain a $1.00 share price, the fund's share price fluctuates in value.

4 The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

The 30-day current net yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized.

MARKET OVERVIEW

Despite an apparent sharp deceleration in economic activity, the Federal Reserve Board (the "Fed") left interest rates unchanged through year-end 2000 and only moved to change its policy bias toward "risks weighted mainly towards conditions that may generate economic weakness" on December 19, 2000. However, market sentiment recognized this shift early in December and interest rates began to decline in advance of the December Fed meeting.

On January 3, 2001, the Fed announced a surprise 50 basis point rate reduction, moving the federal funds rate target from 6.5% to 6.0%. Nonetheless, continued turmoil in the equity markets took its toll on consumer confidence and economic indicators continued to soften. The Fed continued to ease monetary policy aggressively, lowering the federal funds target rate to 5.0% by the end of March 2001. The Fed again lowered the federal funds target rate in mid-April and mid-May; each action was a 50 basis point cut and finally again in late June by 25 basis points. The federal funds target rate ended the reporting period at 3.75%, the lowest in the past seven years, and the Fed weakness bias remains.

In this economic environment, the behavior of short-term bonds in the municipal market continued to be very positive, following the lead of the two and five year Treasury notes. The municipal market continues to benefit from a lack of new issue supply relative to demand, and new issue supply is well received from both retail and institutional investors.

Interest rates on the short end of the municipal yield curve were highly influenced by the Fed's actions as the Fed has cut the federal fund target rate by over 275 basis points over the reporting period. Interest rates as measured by the 2-year, AA-rated, municipal bond started the period at a high of 4.75%, declined to 4.20% by year-end, fell rapidly in early January to 3.60% and slowly moved lower as the year progressed to end the reporting period at 3.20%. In this interest rate environment, bonds on the short-end of the curve performed very well relative to their longer-term counterparts, as the yield curve steepened significantly as short-term bond yields fell.

FUND STRATEGY

Because short-term rates were falling rapidly and the fund's yield was higher than the yields of direct market securities over the reporting period, investors found the fund an attractive investment versus direct securities. Because high-quality bonds typically perform best in a bull markets for bonds (declining interest rates) and a slowing economy, our new purchases for the fund mainly concentrated on quality and liquidity. However, because the fund is managed primarily to maximize the distribution of tax-exempt income, we also purchased a number of attractively priced higher yielding short-term bonds in the healthcare, utilities, paper, refining and airline sectors.

At the end of the reporting period, the fund had over 73% of its net assets in issues rated "A" or better. The average rating of the fund's portfolio was "AA". From a duration perspective, our bias was to lengthen portfolio duration starting last November, reflecting our outlook of declining rates on the short end of the municipal yield curve.5 From July through November of 2000, after a period of rising rates, the duration of the fund was rather short at approximately 1.5 years. In early December 2000 and into January 2001, we recognized that the economy was indeed slowing and proceeded to buy short-intermediate securities to increase the funds sensitivity to declining rates and also capture and "lock-in" higher interest rates before they fell. The fund's duration was increased to 2.6 years by the end of January 2001, at the longer end of our allowable range. This turned out to be the right decision and the fund was rewarded with strong relative performance over the reporting period. The fund's Institutional Shares and Institutional Service Shares net asset value benefited from this decision and rose 24 cents or 2.4% over the reporting period.

MARKET OUTLOOK

We anticipate a continuation of slow economic growth into the second half of 2001. Given the current economic environment, namely ongoing difficulties associated with the equity markets, the manufacturing sector, and the potential for the beleaguered consumer to fade as employment softens, we believe the Fed is likely to lower interest rates over the summer and into the fall. However, we recognize the potential for the Fed to wait on prior cuts and feel that we are nearing the end of the easing cycle.

Accordingly, we plan to closely monitor economic and market developments, attempt to derive an appropriate average maturity and attempt to maximize performance through ongoing relative value analysis. Finally, we expect the supply of new issue municipal bonds will be relatively low in relation to the continuing strong demand, and we think municipal issues will perform well for upper-income tax bracketed investors on an after-tax total return basis.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated Short-Term Municipal Trust

Average Annual Total Return for the Period Ended 6/30/2001
1 Year	6.90%
5 Years	4.43%
10 Years	4.47%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Short-Term Municipal Trust (Institutional Shares) (the "Fund") from June 30, 1991 to June 30, 2001 compared to the Lehman Brothers 1 Year Municipal Index (LB1YRMI)2 and the Lehman Brothers 3 Year Municipal Index (LB3YRMI).2

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated August 31, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1YRMI and LB3YRMI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1YRMI and LB3YRMI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LB1YRMI began performance on July 1, 1993. These indexes are unmanaged and investments cannot be made in an index.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Short-Term Municipal Trust

Average Annual Total Return for the Period Ended 6/30/2001
1 Year	6.64%
5 Years	4.17%
Start of Performance (9/1/1993)	3.92%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Short-Term Municipal Trust (Institutional Service Shares) (the "Fund") from September 1, 1993 (start of performance) to June 30, 2001 compared to the Lehman Brothers 1 Year Municipal Index (LB1YRMI)2 and the Lehman Brothers 3 Year Municipal Index (LB3YRMI).2

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate, so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated August 31, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1YRMI and LB3YRMI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1YRMI and LB3YRMI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged and investments cannot be made in an index.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

8072507ARS (8/01)